3. Research and Development Expenses (June 30, 2017 Note) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Research and Development [Abstract]
Research and development expense	$ 157,463	$ 117,664	$ 673,000	$ 782,000